Nature of Operations and Summary of Significant Accounting Policies (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Nature Of Operations And Summary Of Significant Accounting Policies Details 1
Equipment	$ 158,515	$ 155,716	$ 146,872
Furniture and Fixtures	14,569	14,569	13,254
Subtotal	173,084	170,285	160,126
Less accumulated depreciation	(159,964)	(156,174)	(134,810)
Total	$ 13,120	$ 14,111	$ 25,316